UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05436
                                                     ---------

                          Phoenix Multi-Portfolio Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                Kevin J. Carr, Esq.
       Vice President, Chief Legal Officer,         John H. Beers, Esq.
       Counsel and Secretary for Registrant      Vice President and Counsel
          Phoenix Life Insurance Company       Phoenix Life Insurance Company
                 One American Row                     One American Row
              Hartford, CT 06103-2899              Hartford, CT 06103-2899
       ----------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: November 30
                                               -----------

                    Date of reporting period: August 31, 2007
                                              ---------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



Phoenix International Strategies Fund

                            SCHEDULE OF INVESTMENTS
                                AUGUST 31, 2007
                                  (UNAUDITED)

(All numbers except shares reported in 000's)               SHARES     VALUE
                                                            -------   -------

FOREIGN COMMON STOCKS(d)--98.8%


AUSTRALIA--6.2%
AXA Asia Pacific Holdings Ltd. (Life &
  Health Insurance)                                          69,764   $   431
Bradken Ltd. (Construction & Farm Machinery & Heavy
  Trucks)                                                     3,751        32
Caltex Australia Ltd. (Oil & Gas Refining & Marketing)        3,279        65
Centennial Coal Co. Ltd. (Coal & Consumable Fuels)            6,256        17
Commonwealth Bank of Australia (Diversified Banks)            5,174       234
Leighton Holdings Ltd. (Construction & Engineering)          15,144       543
McPherson's Ltd. (Personal Products)                         10,878        29
Orica Ltd. (Diversified Chemicals)                           17,255       405
Perilya Ltd. (Gold)                                           4,095        13
Qantas Airways Ltd. (Airlines)                              284,933     1,301
QBE Insurance Group Ltd. (Property & Casualty
   Insurance)                                                29,551       843
Rio Tinto Ltd. (Diversified Metals & Mining)                  8,549       654
Sally Malay Mining Ltd. (Diversified Metals &
  Mining)(b)                                                  4,768        16
Santos Ltd. (Oil & Gas Exploration & Production)             98,897     1,073
Tattersall's Ltd. (Casinos & Gaming)                         38,391       132
Woodside Petroleum Ltd. (Oil & Gas Exploration &
  Production)                                                10,710       397
                                                                      -------
                                                                        6,185
                                                                      -------

AUSTRIA--0.7%
OMV AG (Integrated Oil & Gas)                                 5,300       329
Voestalpine AG (Steel)                                        3,919       320
                                                                      -------
                                                                          649
                                                                      -------

BELGIUM--3.4%
Belgacom SA (Integrated Telecommunication Services)           5,000       219
Delhaize Group (Food Retail)                                 10,552     1,032
Dexia SA (Diversified Banks)                                 16,339       450
Fortis BB (Other Diversified Financial Services)(f)           8,396       308
Fortis NA (Other Diversified Financial Services)(g)          38,270     1,402
                                                                      -------
                                                                        3,411
                                                                      -------


                                                            SHARES     VALUE
                                                            -------   -------

CANADA--0.7%
Canadian Imperial Bank of Commerce (Diversified Banks)        2,000   $   182
Hammond Power Solutions, Inc. (Electrical Components
  & Equipment)(b)                                             2,200        27
Sherritt International Corp. (Diversified Metals
  & Mining)                                                   7,500       113
Teck Cominco Ltd. Class B (Gold)                              9,400       401
                                                                      -------
                                                                          723
                                                                      -------

CHINA--0.7%
C&G Industrial Holdings Ltd. (Textiles)                      58,500        22
Industrial & Commercial Bank of China (Diversified
  Banks)                                                    843,000       549
Kazakhmys plc (Diversified Metals & Mining)                   4,773       122
Truly International Holdings Ltd. (Electronic
  Equipment Manufacturers)                                   10,000        18
                                                                      -------
                                                                          711
                                                                      -------

DENMARK--0.6%
D/S Norden (Marine)                                           6,780       601

FINLAND--1.5%
Fortum Oyj (Electric Utilities)                              10,600       350
Metso Oyj (Industrial Machinery)                              4,837       310
Nokia Oyj (Communications Equipment)                         22,500       741
Outokumpu Oyi (Steel)                                         3,796       115
                                                                      -------
                                                                        1,516
                                                                      -------

FRANCE--9.7%
Air France - KLM (Airlines)                                   8,774       363
Alstom (Heavy Electrical Equipment)                           2,651       479
BNP Paribas SA (Diversified Banks)                           17,707     1,868
Bouygues SA (Wireless Telecommunication Services)             3,600       284
Capgemini SA (IT Consulting & Other Services)                 8,408       544
Carrefour SA (Hypermarkets & Super Centers)                   8,000       560
Compagnie Generale des Etablissements Michelin
  Class B (Tires & Rubber)                                    3,556       448
Credit Agricole SA (Diversified Banks)                        1,652        62
LVMH Moet Hennessy Louis Vuitton SA (Apparel,
  Accessories & Luxury Goods)                                 4,174       466

Phoenix International Strategies Fund


                                                            SHARES     VALUE
                                                            -------   -------

FRANCE--(CONTINUED)
Nexans SA (Electrical Components & Equipment)                   751   $   121
Publicis Groupe (Advertising)                                 9,538       412
Sanofi-Aventis (Pharmaceuticals)                              5,800       474
Societe Generale (Diversified Banks)                         10,915     1,760
Technip SA (Oil & Gas Equipment & Services)                   6,075       485
Total SA (Integrated Oil & Gas)                              10,900       820
Vivendi Universal SA (Movies & Entertainment)                12,483       510
                                                                      -------
                                                                        9,656
                                                                      -------

GERMANY--10.5%
Allianz AG Registered Shares (Multi-line Insurance)           2,800       600
Arcandor AG (Department Stores)(b)                           11,100       302
Commerzbank AG (Diversified Banks)                           11,862       486
DaimlerChrysler AG (Automobile Manufacturers)                 7,800       693
Deutsche Bank AG Registered Shares (Diversified
  Capital Markets)                                            5,000       617
Deutsche Lufthansa AG Registered Shares (Airlines)           36,239     1,058
E.ON AG (Electric Utilities)                                  8,752     1,468
GEA Group AG (Industrial Machinery)(b)                        9,217       298
Kloeckner & Co. AG (Trading Companies & Distributors)           820        50
MAN AG (Industrial Machinery)                                 9,292     1,333
MTU Aero Engines Holdings AG (Aerospace & Defense)            1,138        72
Muenchener Rueckversicherungs-Gesellschaft AG
  Registered Shares (Reinsurance)                             3,704       640
Norddeutsche Affinerie AG (Diversified Metals
  & Mining)                                                   2,425       106
Salzgitter AG (Steel)                                         5,479     1,082
Siemens AG (Industrial Conglomerates)                         3,600       452
ThyssenKrupp AG (Steel)                                      17,313     1,012
United Internet AG Registered Shares (Internet
  Software & Services)                                        4,498        86
Volkswagen AG (Automobile Manufacturers)                        267        55
Wincor Nixdorf AG (Computer Hardware)                           832        72
                                                                      -------
                                                                       10,482
                                                                      -------

GREECE--0.5%
Alpha Bank AE (Diversified Banks)                            15,400       501

HONG KONG--3.3%
Cheung Kong Holdings Ltd. (Real Estate Management
  & Development)                                             42,000       618


                                                            SHARES     VALUE
                                                            -------   -------

HONG KONG--(CONTINUED)
China Mobile Ltd. (Wireless Telecommunication
  Services)                                                  48,000   $   653
Chun Wo Holdings Ltd. (Construction & Engineering)           94,000        19
Guangdong Investments Ltd. (Industrial Conglomerates)       676,000       424
Hang Lung Properties Ltd. (Real Estate Management
  & Development)                                            143,000       524
Regal Hotels International Holdings Ltd. (Hotels,
  Resorts & Cruise Lines)                                   716,000        55
Sun Hung Kai Properties Ltd. (Real Estate Management
  & Development)                                             31,000       413
Television Broadcasts Ltd. (Broadcasting & Cable TV)         57,000       348
VTech Holdings Ltd. (Communications Equipment)               29,998       227
                                                                      -------
                                                                        3,281
                                                                      -------

INDIA--0.3%
Infosys Technologies Ltd. Sponsored ADR (IT
  Consulting & Other Services)                                6,500       310

IRELAND--0.3%
Experian Group Ltd. (Diversified Commercial &
  Professional Services)                                     30,270       319

ISRAEL--0.1%
Partner Communications Co. Ltd. ADR (Wireless
  Telecommunication Services)                                 5,300        84

ITALY--1.7%
Banca Popolare dell'Emilia Romagna Scrl (Regional
  Banks)                                                      2,095        51
ENI S.p.A. (Integrated Oil & Gas)                            19,800       685
Fiat S.p.A. (Automobile Manufacturers)                       15,979       424
Indesit Co. S.p.A. (Household Appliances)                     3,705        76
UniCredito Italiano S.p.A. (Diversified Banks)               51,700       443
                                                                      -------
                                                                        1,679
                                                                      -------

JAPAN--18.4%
Aisin Seiko Co. Ltd. (Auto Parts & Equipment)                   600        23
Asahi Pretec Corp. (Environmental & Facilities
  Services)                                                     700        20
Bank of Yokohama Ltd. (The) (Regional Banks)                 31,000       220
Brother Industries Ltd. (Office Electronics)                 19,000       243
Capcom Co. Ltd. (Home Entertainment Software)                 4,000        86
Central Japan Railway Co. (Railroads)                            16       180
Chiba Bank Ltd. (The) (Regional Banks)                        3,000        24
Cosmo Oil Co. Ltd. (Oil & Gas Refining & Marketing)          66,000       300

Phoenix International Strategies Fund


                                                            SHARES     VALUE
                                                            -------   -------

JAPAN--(CONTINUED)
Cosmos Initia Co. Ltd. (Real Estate Management &
  Development)                                                2,000   $     9
Create SD Co. Ltd. (Drug Retail)                              1,500        34
East Japan Railway Co. (Railroads)                               78       622
FANUC Ltd. (Industrial Machinery)                             5,400       526
Fuji Machine Manufacturing Co. Ltd. (Industrial
  Machinery)                                                    600        13
FUJIFILM Holdings Corp. (Photographic Products)               6,300       274
Fujitsu Ltd. (Computer Hardware)                             41,000       280
Hudson Soft Co. Ltd. (Leisure Products)(b)                      900        11
Ibiden Co. Ltd. (Electronic Equipment Manufacturers)          5,200       442
Inpex Holdings, Inc. (Oil & Gas Exploration &
  Production)                                                    61       558
Isetan Co. Ltd. (Department Stores)                          21,800       287
JFE Shoji Holdings, Inc. (Trading Companies &
  Distributors)                                               9,000        58
Juki Corp. (Household Appliances)                             8,000        73
Kao Corp. (Household Products)                               23,000       653
Kyoei Steel Ltd. (Steel)                                        900        25
Leopalace21 Corp. (Real Estate Management &
  Development)                                                9,500       294
Marubeni Corp. (Trading Companies & Distributors)            85,000       694
Meiji Dairies Corp. (Packaged Foods & Meats)                  3,000        17
Mitsubishi Corp. (Trading Companies & Distributors)          19,500       549
Mitsubishi UFJ Financial Group, Inc. (Diversified
  Banks)                                                         51       489
Mitsubishi UFJ Lease & Finance Co. Ltd. (Specialized
  Finance)                                                      300        12
Mitsui Fudosan Co. Ltd. (Real Estate Management &
  Development)                                               26,000       680
Mitsumi Electric Co. Ltd. (Computer Storage &
  Peripherals)                                                4,800       181
Murata Manufacturing Co. Ltd. (Electronic Equipment
  Manufacturers)                                              8,600       603
Nintendo Co. Ltd. (Home Entertainment Software)               3,600     1,670
Nippon Electric Glass Co. Ltd. (Electronic Equipment
  Manufacturers)                                             30,000       435
Nippon Mining Holdings, Inc. (Oil & Gas Refining &
  Marketing)                                                 26,500       240
Nippon Oil Corp. (Oil & Gas Refining & Marketing)            37,000       312


                                                            SHARES     VALUE
                                                            -------   -------

JAPAN--(CONTINUED)
Nisshin Steel Co. Ltd. (Steel)                               37,000   $   148
Nissin Kogyo Co. Ltd. (Auto Parts & Equipment)                5,600       145
Nomura Holdings, Inc. (Investment Banking & Brokerage)       21,800       386
NTT Data Corp. (IT Consulting & Other Services)                  37       179
Pacific Management Corp. (Real Estate Management &
  Development)                                                   60        69
Seiko Holdings Corp. (Apparel, Accessories & Luxury
  Goods)                                                      6,000        35
Sojitz Corp. (Trading Companies & Distributors)             154,900       647
Sony Corp. (Consumer Electronics)                             6,000       289
Sumco Corp. (Semiconductors)                                 23,200     1,240
Sumikin Bussan Corp. (Trading Companies & Distributors)       5,000        20
Sumitomo Corp. (Trading Companies & Distributors)            35,500       615
Sumitomo Metal Industries Ltd. (Steel)                       71,000       360
Sumitomo Metal Mining Co. Ltd. (Diversified Metals &
  Mining)                                                    40,000       795
Sumitomo Trust & Banking Co. Ltd. (The) (Diversified
  Banks)                                                     36,000       297
Tabuchi Electric Co. Ltd. (Electrical Components &
  Equipment)(b)                                               4,000        14
Tohto Suisan Co. Ltd. (Food Distributors)                     5,000        12
Toshiba Plant Systems & Services Corp. (Construction
  & Engineering)                                              1,000         9
Toyota Boshoku Corp. (Auto Parts & Equipment)                 1,100        34
Toyota Motor Corp. (Automobile Manufacturers)                15,100       882
Yamaguchi Financial Group, Inc. (Regional Banks)                 40        --(i)
Yamaha Motor Co. Ltd. (Motorcycle Manufacturers)             37,200       980
Yamato Kogyo Co. Ltd. (Steel)                                 3,100       132
                                                                      -------
                                                                       18,425
                                                                      -------

MEXICO--0.2%
Grupo Mexico S.A.B. de C.V. Series B (Diversified
  Metals & Mining)                                           14,560        92
Telefonos de Mexico S.A.B. de C.V. Series L
  (Integrated Telecommunication Services)                    59,600       105
                                                                      -------
                                                                          197
                                                                      -------

NETHERLANDS--6.4%
Arcelor Mittal N.V. (Steel)                                   9,706       640
Arcelor Mittal N.V. (Steel)(e)                                7,192       473
ASML Holding N.V. (Semiconductor Equipment)(b)               19,800       586

Phoenix International Strategies Fund


                                                            SHARES     VALUE
                                                            -------   -------

NETHERLANDS--(CONTINUED)
Draka Holding N.V. (Electrical Components & Equipment)        2,305   $   113
Heineken N.V. (Brewers)                                      20,265     1,283
Hunter Douglas N.V. (Home Furnishings)                        1,450       134
ING Groep N.V. (Other Diversified Financial Services)        48,328     1,944
Koninklijke Ahold N.V. (Food Retail)(b)                      10,070       134
Koninklijke KPN N.V. (Integrated Telecommunication
  Services)                                                  16,100       251
OCE N.V. (Office Electronics)                                   103         2
OCE N.V. (Office Electronics)(b)(e)                           2,300        50
Randstad Holding N.V. (Human Resources & Employment
  Services)                                                   5,200       291
USG People NV (Human Resources & Employment Services)         1,985        63
Wolters Kluwer N.V. (Publishing)                             15,800       460
                                                                      -------
                                                                        6,424
                                                                      -------

NEW ZEALAND--0.0%
Fletcher Building Ltd. (Construction Materials)               5,455        45

RUSSIA--3.1%
LUKOIL Sponsored ADR (Integrated Oil & Gas)                  19,091     1,426
Mobile TeleSystems OJSC Sponsored ADR (Wireless
  Telecommunication Services)                                18,800
                                                                        1,244
Novolipetsk Steel (Steel)                                     2,282        72
Sistema JSFC Registered Shares Sponsored GDR
  (Integrated Telecommunication Services)(b)                  1,955        53
VTB Bank OJSC Sponsored GDR 144A (Diversified
  Banks)(b)(c)                                               30,447       284
                                                                      -------
                                                                        3,079
                                                                      -------

SINGAPORE--1.2%
CapitaLand Ltd. (Real Estate Management & Development)       67,000       325
Jardine Cycle & Carriage Ltd. (Distributors)                 14,000       144
Neptune Orient Lines Ltd. (Marine)                           31,000       100
Rotary Engineering Ltd. (Construction & Engineering)         20,000        17
Singapore Airlines Ltd. (Airlines)                            7,000        87
Singapore Exchange Ltd. (Specialized Finance)                23,000       147
Singapore Petroleum Co. Ltd. (Oil & Gas Refining &
  Marketing)                                                  8,000        31
United Overseas Bank Ltd. (Diversified Banks)                25,000       341
                                                                      -------
                                                                        1,192
                                                                      -------


                                                            SHARES     VALUE
                                                            -------   -------

SOUTH KOREA--1.1%
Hanwha Chem Corp. (Diversified Chemicals)                     3,290   $    86
Hanwha Securities Co. (Investment Banking & Brokerage)        4,420        86
Honam Petrochemical Corp. (Fertilizers & Agricultural
  Chemicals)                                                    711       110
Hyundai Mipo Dockyard. Co. Ltd. (Construction & Farm
  Machinery & Heavy Trucks)                                     152        45
KT Corp. (Integrated Telecommunication Services)             13,100       622
Mirae Asset Securities Co. Ltd. (Investment Banking &
  Brokerage)                                                  1,459       130
POSCO (Steel)                                                    23        14
                                                                      -------
                                                                        1,093
                                                                      -------

SPAIN--1.0%
Banco Bilbao Vizcaya Argentaria S.A. (Diversified
  Banks)                                                     43,500     1,001

SWEDEN--3.3%
Atlas Copco AB Class A (Industrial Machinery)                10,000       166
Electrolux AB Series B (Household Appliances)                 9,766       219
JM AB (Construction & Engineering)                            5,068       134
NCC AB Class B (Construction & Engineering)                   1,600        42
SAS AB (Airlines)(b)                                          2,700        51
Skanska AB Class B (Construction & Engineering)              18,300       371
Swedbank AB Class A (Diversified Banks)                      11,738       384
Telefonaktiebolaget LM Ericsson Class B
  (Communications Equipment)                                122,900       456
Volvo AB Class B (Construction & Farm Machinery &
  Heavy Trucks)                                              83,613     1,445
                                                                      -------
                                                                        3,268
                                                                      -------

SWITZERLAND--5.7%
Actelion Ltd. (Biotechnology)(b)                              1,170        65
Credit Suisse Group Registered Shares (Diversified
  Capital Markets)                                            6,500       425
Fisher (Georg) Registered Shares (Industrial
  Machinery)(b)                                                 212       160
Geberit AG (Building Products)                                  440        65
Holcim Ltd. Registered Shares (Construction Materials)        4,500       486
Novartis AG Registered Shares (Pharmaceuticals)              18,000       949
Roche Holding AG Registered Shares (Pharmaceuticals)          5,446       946

Phoenix International Strategies Fund


                                                            SHARES     VALUE
                                                            -------   -------

SWITZERLAND--(CONTINUED)
Swatch Group AG (The) (Apparel, Accessories &
  Luxury Goods)                                                 394   $   118
UBS AG Registered Shares (Diversified Capital Markets)        8,200       427
Zurich Financial Services AG Registered Shares
  (Multi-line Insurance)                                      7,223     2,066
                                                                      -------
                                                                        5,707
                                                                      -------

TAIWAN--0.3%
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored
  ADR (Semiconductors)                                       28,140       279
Taiwan Surface Mounting Technology Co. Ltd.
  (Electronic Equipment Manufacturers)                        8,050        18
                                                                      -------
                                                                          297
                                                                      -------

THAILAND--0.1%
Calcomp Electronics Thailand PCL (Electronic Equipment
  Manufacturers)                                            308,000        97
IRPC PC Ltd. (Fertilizers & Agricultural Chemicals)         269,600        52
                                                                      -------
                                                                          149
                                                                      -------
TURKEY--0.2%
Dogan Sirketler Grubu Holdings A.S. (Industrial
  Machinery)(b)                                              74,488       143
Tupras-Turkiye Petro Rafinerileri A.S. (Oil & Gas
  Refining & Marketing)                                       2,910        66
                                                                      -------
                                                                          209
                                                                      -------

UNITED KINGDOM--14.3%
Antofagasta plc (Diversified Metals & Mining)               149,299     2,140
AstraZeneca plc (Pharmaceuticals)                            30,856     1,521
Aviva plc (Multi-line Insurance)                             27,200       389
BAE Systems plc (Aerospace & Defense)                        57,000       531
Barclays plc (Diversified Banks)                             41,600       515
British Airways plc (Airlines)(b)                            97,007       830
British Sky Broadcasting Group plc (Broadcasting &
  Cable TV)                                                  44,000       599
BT Group plc (Integrated Telecommunication Services)        282,723     1,800
Catlin Group Ltd. (Property & Casualty Insurance)             1,256        12
Centrica plc (Multi-Utilities)                               27,133       211
easyJet plc (Airlines)(b)                                    22,200       258
Emap plc (Publishing)                                        20,500       374
GlaxoSmithKline plc (Pharmaceuticals)                        33,400       872


                                                            SHARES     VALUE
                                                            -------   -------

UNITED KINGDOM--(CONTINUED)
Invesco plc (Asset Management & Custody Banks)               19,700   $   239
KCOM Group plc (Integrated Telecommunication Services)       11,083        16
Legal & General Group plc (Life & Health Insurance)         187,220       548
Micro Focus International plc (Application Software)          8,900        52
National Grid plc (Multi-Utilities)                          30,185       452
NETeller plc (Other Diversified Financial Services)(b)       14,300        24
Next plc (Department Stores)                                  8,018       312
Rolls-Royce Group plc (Aerospace & Defense)(b)               48,290       498
Royal Bank of Scotland Group plc (Diversified Banks)         12,892       149
Sainsbury (J) plc (Food Retail)                              12,408       139
Scottish & Newcastle plc (Brewers)                           31,500       393
Smiths Group plc (Industrial Conglomerates)                  17,267       344
Sportingbet plc (Casinos & Gaming)(b)                        16,121        14
SVG Capital plc (Asset Management & Custody Banks)              933        16
Tate & Lyle plc (Packaged Foods & Meats)                        573         7
THUS Group plc (Alternative Carriers)(b)                     16,468        49
Vodafone Group plc (Wireless Telecommunication
  Services)                                                 190,979       615
Wolseley plc (Trading Companies & Distributors)               9,097       191
Yell Group plc (Publishing)                                  22,300       203
                                                                      -------
                                                                       14,313
                                                                      -------

UNITED STATES--3.3%
Royal Dutch Shell plc Class A (Integrated Oil & Gas)(g)      13,100       508
Royal Dutch Shell plc Class A (Integrated Oil & Gas)(e)      70,999     2,753
                                                                      -------
                                                                        3,261
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $81,336)                                              98,768
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $81,336)                                              98,768
                                                                      -------

Phoenix International Strategies Fund


                                                          PAR VALUE
                                                             (000)     VALUE
                                                          ---------   -------

SHORT-TERM INVESTMENTS--0.2%

COMMERCIAL PAPER(h)--0.2%
UBS Finance Delaware LLC
  5.100% due 9/4/07                                            $175   $   175
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $175)                                                    175
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.0%
(IDENTIFIED COST $81,511)                                              98,943(a)

Other assets and liabilities, net--1.0%                                   954
                                                                      -------
NET ASSETS--100.0%                                                    $99,897
                                                                      =======

ADR (American Depository Receipt)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADR's must be sponsored to be able to trade on the NYSE.


(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $20,274 and gross depreciation of $2,873 for federal income tax purposes. At August 31, 2007, the aggregate cost of securities for federal income tax purposes was $81,542.
(b) Non-income producing.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, these securities amounted to a value of $284 (reported in 000's) or 0.3% of net assets.
(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedule of Investments.
(e) Shares traded on Amsterdam Exchange.
(f) Shares traded on Brussels Exchange.
(g) Shares traded on London Exchange.
(h) The rate shown is the discount rate.
(i) Amount is less than $1,000.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO SCHEDULES OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)

  NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies consistently followed by the Phoenix Multi-Portfolio Fund in the preparation of the Schedule of Investments. The preparation of the Schedule of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedule of Investments. Actual results could differ from those estimates.

  A. SECURITY VALUATION

          Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

          Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

         As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

          Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

          Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

          In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.


  B. SECURITY TRANSACTIONS AND RELATED INCOME

          Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO SCHEDULES OF INVESTMENTS
AUGUST 31, 2007 (UNAUDITED)

       and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

  C. FOREIGN CURRENCY TRANSLATION

          Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

  D. FOREIGN SECURITY COUNTRY DETERMINATION

          A combination of the following criteria is used to assign the countries of risk listed in the schedule of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.


  NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

          The Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

         In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.



ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Multi-Portfolio Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       October 29, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       October 29, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley,
                           Chief Financial Officer and Treasurer
                           (principal financial officer)

Date                       October 29, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.